Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Entity tax identification number	20-4606266
Plan number	002
Late Participant Loan Repayments are included	false	false
Contributions Corrected Outside VFCP	$ 127,770	$ 242,618